Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2018	2019	2020
Total number of telecommunications service providers	88	107	116
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	2	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	48%	45%	55%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks

RMB in thousands	December 31, 2018	December 31, 2019	December 31, 2020
Distribution channel A	63,762	118,860	146,907

Mobile games
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2018	2019	2020
Mobile game 1	53%	31%	11%